ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V. (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Apr. 03, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment	$ 1,306,767	$ 2,132,942	$ 461,360
Comercializadora Mexmaken SA De CV [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%	90.00%		90.00%
Number of instruments or interests issued or issuable				7,500,000
Equity interests of acquirer				$ 1,312,500
Impairment		$ 2,132,942
Impairment of goodwill		1,315,258
Impairment of property and equipment		461,597
Impairment of intangible assets		417,587
Recovery of deferred income taxes		$ 61,500